Convertible Notes - Summary of Principal Amount, Debt Issuance Costs and Derivative Liability (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Convertible Notes [Line Item]
Principal amount		¥ 228,372
Contingent redemption feature, contingent interest feature and debt issuance costs		(3,143)
Total	¥ 0	¥ 225,229
Charge to profit and loss	3,108
Redemption [Member]
Convertible Notes [Line Item]
Principal amount	228,508
Total	228,508
Foreign Currency Translation Adjustment
Convertible Notes [Line Item]
Principal amount	136
Contingent redemption feature, contingent interest feature and debt issuance costs	35
Total	¥ 171